CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Series A Preferred Stock	Series A Preferred Stock Preferred Stock	Series A Preferred Stock Common Stock	Series A Preferred Stock Additional Paid-In Capital	Series B Preferred Stock	Series B Preferred Stock Preferred Stock	Series B Preferred Stock Common Stock	Series B Preferred Stock Additional Paid-In Capital
Preferred stock, shares outstanding, beginning balance at Dec. 31, 2014		0						15,775,221				14,078,647
Equity, beginning balance at Dec. 31, 2014	$ (6,538,340)	$ 0	$ 221	$ 1,472,299	$ 0	$ (8,010,860)		$ 15,637,032				$ 25,394,135
Common stock, shares outstanding, beginning balance at Dec. 31, 2014			2,215,711
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock to common stock (shares)								(15,775,221)	3,683,637			(14,078,647)	3,287,471
Conversion of preferred stock to common stock							$ 15,637,032	$ (15,637,032)	$ 368	$ 15,636,664	$ 25,394,135	$ (25,394,135)	$ 329	$ 25,393,806
Issuance of stock/IPO proceeds, net of issuance costs (shares)			5,491,191
Issuance of stock/IPO proceeds, net of issuance costs	$ 79,860,185		$ 549	79,859,636
Vesting of restricted common stock (shares)			1,016,328
Vesting of restricted common stock			$ 102	(102)
Issuance of common stock from option exercises (shares)	47,280		47,280
Issuance of common stock from option exercises	$ 408,321		$ 5	408,316
Stock-based compensation expense	6,597,359			6,597,359
Unrealized gain (loss) on available-for-sale securities	(24,654)				(24,654)
Net loss	(29,141,630)					(29,141,630)
Preferred stock, shares outstanding, ending balance at Dec. 31, 2015		0						0				0
Equity, ending balance at Dec. 31, 2015	$ 92,192,408	$ 0	$ 1,574	129,367,978	(24,654)	(37,152,490)		$ 0				$ 0
Common stock, shares outstanding, ending balance at Dec. 31, 2015			15,741,618
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted common stock (shares)			1,023,664
Vesting of restricted common stock			$ 102	(102)
Issuance of common stock from option exercises (shares)	8,516		8,516
Issuance of common stock from option exercises	$ 22,098		$ 2	22,096
Stock-based compensation expense	6,572,963			6,572,963
Unrealized gain (loss) on available-for-sale securities	23,040				23,040
Net loss	$ (39,493,123)					(39,493,123)
Preferred stock, shares outstanding, ending balance at Dec. 31, 2016	0	0						0				0
Equity, ending balance at Dec. 31, 2016	$ 59,317,386	$ 0	$ 1,678	135,962,935	(1,614)	(76,645,613)		$ 0				$ 0
Common stock, shares outstanding, ending balance at Dec. 31, 2016	16,773,798		16,773,798
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock/IPO proceeds, net of issuance costs (shares)	0
Vesting of restricted common stock (shares)			1,021,804
Vesting of restricted common stock	$ 0		$ 102	(102)
Issuance of common stock from option exercises (shares)	1,576		1,576
Issuance of common stock from option exercises	$ 2,632		$ 0	2,632
Stock-based compensation expense	4,219,165			4,219,165
Unrealized gain (loss) on available-for-sale securities	367				367
Net loss	$ (34,433,662)					(34,433,662)
Preferred stock, shares outstanding, ending balance at Dec. 31, 2017	0	0						0				0
Equity, ending balance at Dec. 31, 2017	$ 29,105,888	$ 0	$ 1,780	$ 140,184,630	$ (1,247)	$ (111,079,275)		$ 0				$ 0
Common stock, shares outstanding, ending balance at Dec. 31, 2017	17,797,178		17,797,178
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from option exercises (shares)	97,310
Unrealized gain (loss) on available-for-sale securities	$ 1,247
Net loss	$ (19,913,472)
Preferred stock, shares outstanding, ending balance at Sep. 30, 2018	0
Equity, ending balance at Sep. 30, 2018	$ 11,050,213
Common stock, shares outstanding, ending balance at Sep. 30, 2018	18,066,767